Cash and bank balances (Tables)	6 Months Ended
Jun. 30, 2024
Cash and bank balances
Summary of cash and cash equivalents

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2024	2023
	USD	USD
Cash at banks	1,181,878	2,921,086
Cash in hand	391	1,669
	1,182,269	2,922,755

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2024	2023
	USD	USD
Cash attributable to continued operations	1,182,269	2,922,755
Cash attributable to discontinued operations	1,521	1,261
	1,183,790	2,924,016